STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Ending balance, value at Dec. 31, 2021	$ 791		$ (9,571,405)	$ (9,570,614)
Ending balance, shares at Dec. 31, 2021	7,906,250
Balances at April 26, 2021 (inception) at Apr. 25, 2021
Issuance of Class B ordinary shares to Sponsor	$ 791	24,209		25,000
Issuance of Class B ordinary shares to Sponsor, shares	7,906,250
Underwriter’s fees		(6,325,000)		(6,325,000)
Deferred underwriter fees		(11,068,750)		(11,068,750)
Offering costs		(746,784)		(746,784)
Sale of private placement warrants to Sponsor		14,204,375		14,204,375
Deemed dividend to Class A Shareholders’ to state the Trust Account at Redemption value		3,911,950	(8,655,700)	(4,743,750)
Net loss			(915,705)	(915,705)
Ending balance, value at Dec. 31, 2021	$ 791		(9,571,405)	(9,570,614)
Ending balance, shares at Dec. 31, 2021	7,906,250
Net loss			570,351	570,351
Ending balance, value at Mar. 31, 2022			$ (10,141,756)	$ (10,140,965)